Average Annual Total Returns{- Franklin Global Allocation Fund} - Franklin Global Allocation Fund-01 - Franklin Global Allocation Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 10 years		Class R6 Return Before Taxes Since Inception	Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 1 year		MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 5 years		MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 10 years		S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Blended Benchmark (60% MSCI All Country World Index-NR, 30% Bloomberg Barclays Global Aggregate Bond Index and 10% cash and cash equivalents) (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding for the MSCI All Country World Index)
Past 1 year

Blended Benchmark (60% MSCI All Country World Index-NR, 30% Bloomberg Barclays Global Aggregate Bond Index and 10% cash and cash equivalents) (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding for the MSCI All Country World Index)
Past 5 years

Blended Benchmark (60% MSCI All Country World Index-NR, 30% Bloomberg Barclays Global Aggregate Bond Index and 10% cash and cash equivalents) (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding for the MSCI All Country World Index)
Past 10 years
																																									MSCI World Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		MSCI World Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		MSCI World Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	11.29%	3.53%	6.72%	10.35%	2.70%	5.87%	7.09%	2.56%	5.22%	15.91%	3.93%	6.52%	17.44%	4.44%	7.05%	18.18%	3.87%	[1]	5.01%	18.06%	4.97%	7.59%	16.25%	[2]	12.25%	[2]	9.13%	[2]	31.49%	[2]	11.70%	[2]	13.56%	[2]	18.04%	[3]	5.98%	[3]	6.23%	[3]	28.40%	[3]	9.36%	[3]	10.08%	[3]

[1]	1. Since inception August 1, 2017.
[2]

2. The MSCI All Country World Index is replacing the S&P 500 Index® as the Fund's benchmark. The investment manager believes the composition of the MSCI All Country World Index more accurately reflects the Fund's holdings.

[3]

3. The Blended Benchmark (60% MSCI All Country World Index-NR, 30% Bloomberg Barclays Global Aggregate Bond Index and 10% cash and cash equivalents) Index uses the rate of a U.S. 3-Month Treasury Bill as the returns on cash and cash equivalents.